SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Total assets	$ 94,502,830		$ 101,538,514		$ 12,113,418
Total liabilities	73,641,051		80,552,955		$ 9,439,345
Total operating revenue	7,614,027	$ 975,969	7,115,320	$ 3,310,822
Ordinary shareholders of the Company	2,926,944	375,178	2,810,210	1,325,523
Net cash generated from operating activities	3,474,931	445,417	6,011,971	20,456,717
Net cash generated from/(used in) investing activities	93,859	12,030	(963,565)	(244,175)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(135,196)	(17,329)	167,130	(1,117)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(3,575,927)	(458,363)	15,769,754	28,618,321
Cash, cash equivalents and restricted cash at beginning of the year	59,291,512	7,600,014	43,521,758	14,903,437
Cash, cash equivalents and restricted cash at end of the year	55,715,585	$ 7,141,651	59,291,512	43,521,758
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Total assets	309,708		254,602
Total liabilities	191,263		176,204
Total operating revenue	226,468		210,161	103,433
Ordinary shareholders of the Company	39,542		52,741	20,727
Net cash generated from operating activities	34,727		2,340	(14,847)
Net cash generated from/(used in) investing activities	(3,201)		(3,327)	17,104
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,476)
Net increase/(decrease) in cash, cash equivalents and restricted cash	30,050		(987)	2,257
Cash, cash equivalents and restricted cash at beginning of the year	2,751		3,738	1,481
Cash, cash equivalents and restricted cash at end of the year	$ 32,801		$ 2,751	$ 3,738